Note 1 - Organization and Principal Activities	12 Months Ended
Dec. 31, 2013
Disclosure Text Block [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

China Finance Online Co. Limited ("China Finance Online" or the "Company") was incorporated in Hong Kong on November 2, 1998. China Finance Online, its subsidiaries, its variable interest entities ("VIEs") and its VIEs' subsidiaries (collectively, the "Group") is a technology-driven, user-focused market leader in China in providing vertically integrated financial information and services.

The Company's two prominent flagship portal sites, www.jrj.com and www.stockstar.com, have attracted a large population of individual investors. The Company offers basic software, information services and securities investment advisory services to individual investors. Through its subsidiary, CFO Genius, the Company provides financial database and analytics to institutional customers including domestic financial, research, academic and regulatory institutions. The Company is developing comprehensive financial services including securities and futures brokerage services in Hong Kong and precious metals trading services in China.

Details of China Finance Online's significant subsidiaries, VIEs and VIEs' subsidiaries as of December 31, 2013 were as follows:

Company name	Place of incorporation or establishment	Date of incorporation or acquisition	legal ownership interest	Principal activity

Subsidiaries:
Fortune Software (Beijing) Co., Ltd. ("CFO Software")	Beijing, PRC	Dec. 7, 2004	100%	N/A
Fortune (Beijing) Success Technology Co., Ltd. ("CFO Success")	Beijing, PRC	Oct. 16, 2007	100%	N/A
Jujin Software (Shenzhen) Co., Ltd. ("CFO Jujin")	Shenzhen, PRC	Mar. 9, 2007	100%	N/A
Shenzhen Genius Information Technology Co., Ltd. ("CFO Genius")	Shenzhen, PRC	Sep. 21, 2006	100%	Subscription service
Stockstar Information Technology (Shanghai) Co., Ltd. ("CFO Stockstar")	Shanghai, PRC	Oct. 1, 2006	100%	N/A
Zhengning Information & Technology (Shanghai) Co., Ltd. ("CFO Zhengning")	Shanghai, PRC	Jan. 31, 2007	100%	N/A
iSTAR Financial Holdings Limited ("iSTAR Financial Holdings")	BVI	Jul. 16, 2007	85%	Investment holdings
iSTAR International Securities Co. Limited ("iSTAR Securities")	Hong Kong, PRC	Nov. 23, 2007	85%	Brokerage service
iSTAR International Futures Co. Limited ("iSTAR Futures")	Hong Kong, PRC	Apr. 16, 2008	85%	Brokerage service
iSTAR International Wealth Management Co. Limited ("iSTAR Wealth Management")	Hong Kong, PRC	Oct. 8, 2008	85%	Securities advising
iSTAR International Credit Co. Limited ("iSTAR Credit")	Hong Kong, PRC	Feb. 10, 2012	85%	N/A
Variable interest entities:
Beijing Fuhua Innovation Technology Development Co., Ltd. ("CFO Fuhua")	Beijing, PRC	Dec. 31, 2000	Nil	Web portal and advertising service
Shanghai Chongzhi Co., Ltd. ("CFO Chongzhi")	Shanghai, PRC	Jun. 6, 2008	Nil	Subscription service
Fortune (Beijing) Qicheng Technology Co., Ltd. ("CFO Qicheng")	Beijing, PRC	Dec. 18, 2009	Nil	N/A
Shenzhen Newrand Securities Advisory and Investment Co., Ltd. ("CFO Newrand")	Shenzhen, PRC	Oct. 17, 2008	Nil	Securities investment advising

Subsidiaries of variable interest entities:
Shanghai Meining Computer Software Co., Ltd. ("CFO Meining")	Shanghai, PRC	Oct. 1, 2006	Nil	Web portal, advertising, subscription,
				and SMS
Shenzhen Newrand Securities Training Center ("CFO Newrand Training")	Shenzhen, PRC	Oct. 17, 2008	Nil	Securities investment training
Shanghai Stockstar Securities Advisory and Investment Co., Ltd. ("CFO Securities Consulting")	Shanghai, PRC	Nov. 5, 2009	Nil	Securities investment advising
Shenzhen Tahoe Investment and Development Co., Ltd ("CFO Tahoe")	Shenzhen, PRC	Sep. 30, 2013	Nil	N/A
Sinoinfo (Dalian) Investment Consulting Co., Ltd. ("CFO Sinoinfo")	Dalian, PRC	Jul. 1, 2013	Nil	Securities investment advising
Shenzhen Shangtong Software Co., Ltd. ("CFO Shenzhen Shangtong")	Shenzhen, PRC	Sep. 23, 2009	Nil	N/A
Zhengjin (Fujian) Precious Metals Investment Co., Ltd. ("CFO Zhengjin Fujian")	Fujian, PRC	Jan. 6, 2013	Nil	Precious metals brokerage
Zhengjin (Shanghai) Precious Metals Investment Co., Ltd. ("CFO Zhengjin Shanghai")	Shanghai, PRC	Dec. 12, 2013	Nil	Precious metals brokerage
Zhengjin (Tianjin) Precious Metals Investment Co., Ltd. ("CFO Zhengjin Tianjin")	Tianjin, PRC	Jul. 23, 2013	Nil	Precious metals brokerage
Henghui (Tianjin) Precious Metals Investment Co., Ltd. ("CFO Henghui")	Tianjin, PRC	Sep. 30, 2013	Nil	Precious metals brokerage

1.	ORGANIZATION AND PRINCIPAL ACTIVITIES - continued

The consolidated financial statements of the Group include the financial statements of the Company and its controlled operating entities including the subsidiaries and the variable interest entities for which the Company is the primary beneficiary. A variable interest entity is the entity in which the Company, through contractual arrangements as the primary beneficiary, bears the risks of, and enjoys the rewards normally associated with ownership of the entity. The following discussion excludes any VIEs of the Company for which the Company is not the primary beneficiary.

People's Republic of China ("PRC") regulations prohibit or restrict direct foreign ownership of business entities providing certain services in PRC, such as internet content service and securities investment advisory service. In order to comply with these regulations, China Finance Online, through its subsidiaries, entered into contractual arrangements with the Company's VIEs and their equity owners who are PRC citizens as follows:

The Group made loans to the shareholders of the VIEs solely for the purposes of capitalizing the VIEs.  Pursuant to the loan agreements, these loans can only be repaid by transferring all of their interests in the VIEs to the Group or a third party designated by the Group.

To provide the Company effective control over and ability to receive substantially all of the economic benefits of its VIEs, the Company's wholly owned significant subsidiaries including CFO Beijing, CFO Software, CFO Zhengyong and CFO Success (collectively, the "WOFEs" and each a "WOFE") have entered into a series of contractual arrangements with the VIEs, which include CFO Fuhua, CFO Chongzhi, CFO Qicheng and CFO Newrand.

Exclusive technology consulting and management service agreement

Pursuant to a series of technology support and service agreements, the WOFEs retain exclusive right to provide the VIEs and their subsidiaries technology support and consulting services and exclusive management consulting service. As a result of these services, the WOFEs are entitled to charge the VIEs and their subsidiaries annual service fees. The terms of the strategic consulting services agreement, the technical support services agreement and the operating support services agreement are twenty, ten and ten years, respectively, and these agreements will be automatically renewed on applicable expiration dates, unless the contracting WOFE informs the corresponding VIE its intention to terminate such contract one month prior to the applicable expiration date.  Notwithstanding the foregoing, none of the parties has a right to terminate the service contracts. The principal services agreements that the WOFEs have entered into with VIEs include:

•	strategic consulting services agreement, pursuant to which the amount of the fee to be charged is 30% of each VIE's income before tax;

•	technical support services agreement, pursuant to which the amount of the fee to be charged is 30% of each VIE's income before tax; and

•	operating support services agreement, pursuant to which the amount of the fee to be charged is 40% of each VIE's income before tax.

Exclusive purchase right agreement on the equity interest of the VIEs

Pursuant to the purchase option agreement, the WOFEs have the unconditional right to purchase the entire equity interest in, or all the assets of the VIEs at a price equal to the total principal amount of the loan lent by the WOFEs to the shareholders of the VIEs when and if such purchase is permitted by the PRC law or the current shareholders of the VIEs cease to be directors or employees of the VIEs. The term of the exclusive purchase right agreement is perpetual and can be terminated at the discretion of the WOFEs.

Power of attorney

Pursuant to the power of attorney, each of the shareholders of the VIEs have executed an irrevocable power of attorney assigning the WOFEs or individuals designated by the WOFEs as their attorney-in-fact to vote on their behalf on all matters of the VIEs requiring shareholder approval under PRC laws and regulations and the articles of association of VIEs.

The Articles of Incorporation of the VIE state that the major rights of the shareholders include the right to appoint directors, the general manager and other senior management. Therefore, through the irrevocable power of attorney arrangement, the WOFEs have the ability to exercise effective control over the VIEs through shareholder votes and, through such votes, to also control the composition of the board of directors.  In addition, the senior management team of the VIEs is the same as that of the WOFEs. The term of the power of attorney is twenty years and will be automatically renewed on the expiration date. The contract can be terminated at the discretion of the WOFEs.

Pledge agreement

Pursuant to the equity pledge agreement between the WOFEs and the shareholders of the VIEs, the shareholders of the VIEs pledged all of their equity interests in the VIEs to the WOFEs to guarantee the VIEs' performance of its obligations under the exclusive technology consulting and service agreement.  If the VIEs breach their contractual obligations under that agreement, the WOFEs, as the pledge, will be entitled to certain rights, including the rights to sell the pledged equity interests.  The shareholders of the VIEs agree that, without prior written consent of the WOFEs, they will not transfer, sell, and dispose of or create any encumbrance on their equity interest in the VIEs.  The term of the pledge agreement is twenty years and will be automatically renewed on the expiration date, unless the WOFEs inform the VIEs of their intention to terminate the agreement one month prior to the expiration date.

Through these contractual agreements, the WOFEs have the ability to effectively control the VIEs and are also able to receive substantially all the economic benefits of the VIEs.

Details of significant VIEs and their counterparts which substantially control the VIEs as of December 31, 2013 were as follows:

VIE name	Contractual arrangement	Date counterpart

CFO Fuhua	May 27, 2004	CFO Beijing
CFO Chongzhi	June 8, 2008	CFO Software
CFO Newrand	October 17, 2008	CFO Zhengyong
CFO Qicheng	November 20, 2009	CFO Chuangying

Risks in relation to the VIE structure

The Company's ability to control the VIEs also depends on the power of attorney the WOFEs have to vote on all matters requiring shareholder approval in the VIEs. As noted above, the Company believes this power of attorney is legally enforceable but may not be as effective as direct equity ownership.

In addition, if the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the regulatory authorities may exercise their discretion and

•	revoke the business and operating licenses of our PRC subsidiaries or VIEs;

•	restrict the rights to collect revenues from any of our PRC subsidiaries;

•	discontinue or restrict the operations of any related-party transactions among our PRC subsidiaries or VIEs;

•	require our PRC subsidiaries or VIEs to restructure the relevant ownership structure or operations;

•	take other regulatory or enforcement actions, including levying fines that could be harmful to our business; or

•	impose additional conditions or requirements with which we may not be able to comply.

The imposition of any of these penalties may result in a material adverse effect on the Company's ability to conduct its business. In addition, if the imposition of any of these penalties causes the Company to lose the rights to direct the activities of the VIEs and their subsidiaries or the right to receive their economic benefits, the Company would no longer be able to consolidate the VIEs. The Company does not believe that any penalties imposed or actions taken by the PRC Government would result in the liquidation of the Company, its subsidiaries, or the VIEs.

The Company has consolidated its VIEs because it was the primary beneficiary of those entities. Through the contractual agreements discussed above, the Company, through its wholly owned subsidiaries, has (1) the power to direct the activities of the VIEs that most significantly affect the entities' economic performance and (2) the right to receive benefits from the VIEs, therefore it consolidates the VIEs.

The following financial statement amounts and balances of the VIEs for which the Company is the primary beneficiary and their subsidiaries were before intercompany elimination as of and for the years ended:

	Year ended December 31,
	2012	2013
Total assets	$39,592,530	$113,091,394
Total liabilities	$17,141,853	$71,714,009

	Year ended December 31,
	2011	2012	2013
Net revenue	$27,837,567	$17,271,563	$58,549,393
Net Loss	$(7,573,823)	$(6,948,118)	$(5,469,402)

	Year ended December 31,
	2011	2012	2013
Net cash used in operating activities	$(11,948,507)	$(13,860,354)	$(14,469,067)
Net cash (used in) provided by investing activities	(7,726,567)	3,449,449	(9,440,165)
Net cash (used in) provided by financing activities	(37,146,641)	6,461,007	35,830,988
Effect of exchange rate changes	$895,082	$52,740	$(46,900)

There are no consolidated VIE's assets that are collateral for the VIE's obligations and can only be used to settle the VIE's obligations.